BRANDON J. CAGE
Vice President and Managing Counsel
Writer's Direct Number: (205) 268-1889
Facsimile Number: (205) 268-3597
Toll-Free Number: (800) 627-0220

October 20, 2023

Via EDGAR and E-Mail

Division of Investment Management
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Protective Life Insurance Company
Protective Variable Life Separate Account, No. 811-07337
Protective Investors Benefit Advisory VUL, No. 333-267465
Post-Effective Amendment No. 4 to Registration Statement on Form N-6
Commissioners:
 On behalf of Protective Life Insurance Company (the “Company”) and the Protective Variable Life Separate Account (the “Account”), we are transmitting for filing with the Securities and Exchange Commission (the “Commission”) pursuant to the Securities Act of 1933 as amended, (the “Securities Act”), the Investment Company Act of 1940 as amended, and Rule 101(a) of Regulation S-T, a conformed electronic format copy of Post-Effective Amendment No. 4 to the Form N-6 Registration Statement for the Company and the Account.

   This Post-Effective Amendment is being filed pursuant to Rule 485(a) under the Securities Act to disclose a change in the current Cost of Insurance and Administrative charges and modifications to the representative insured to incorporate the Face Amount, effective on December 19, 2023.

If you have any questions, or require any additional information, please contact me at (205) 268-1889. We thank you for your assistance with this filing.

Very truly yours,

/s/ Brandon J. Cage
Brandon J. Cage, Esq.